Annual Total Returns[BarChart] - Direxion Daily Semiconductor Bull 3X Shares - Direxion Daily Semiconductor Bull 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(47.94%)	3.69%	155.14%	96.16%	(20.72%)	123.30%	141.55%	(38.94%)	231.51%	70.03%